Income Taxes (Details) $ in Millions	Dec. 31, 2020 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 201.3
Net operating loss carryforwards are not subject to expiration	165.3
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 64.9